Employee benefits - Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Fair value of plan assets at the start of the year	$ 13,497	$ 12,888	$ 8,754
Real return (loss) in the plan assets	346	(1,028)	(4,642)
Benefits paid	(430)	(419)	(508)
Settlement	(7,739)
Fair value of plan assets at the end of the year	4,982	13,497	12,888
Non-current-assets	4,703	3,947	3,025
Net actuarial loss at the beginning of the year	1,039	192	(3,634)
Amortization during the year	0	0	326
Settlement	(1,627)	0	0
Gain	647	847	3,500
Adjustment to recognize the minimum pension obligations	$ 59	$ 1,039	$ 192